Commitments And Contingencies (Schedule Of Changes In Environmental Accrued Liabilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrual for Environmental Loss Contingencies [Roll Forward]
Balance at beginning of the year	$ 76.2	$ 87.4	$ 81.7
Environmental remediation expenses	12.8	9.7	20.5
Cash payments	(13.7)	(20.8)	(15.1)
Currency translation and other adjustments	0.1	(0.1)	0.3
Balance at end of year	$ 75.4	$ 76.2	$ 87.4